Income Taxes (Details) - Schedule of Reconciliation of the Provision for Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Current
Federal
State
Total current
Deferred
Federal
State
Total deferred
Total income tax provision (benefit)